Loan Advanced - Contractor (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of loans advanced [Roll Forward]
Balance at beginning of the year	$ 68.4
Total expected credit loss	(41.1)	$ (29.0)	$ 0.0
Total loan advanced to contractor	27.3	68.4
Loans to contractors
Reconciliation of loans advanced [Roll Forward]
Balance at beginning of the year	68.4	0.0
Loan advanced	0.0	68.4
Total expected credit loss	(41.1)	0.0	0.0
Total loan advanced to contractor	27.3	68.4	$ 0.0
Twarka and Damang | Gold fields and Engineers & Planners | Loans to contractors
Reconciliation of loans advanced [Roll Forward]
Balance at beginning of the year	68.4
Total expected credit loss	(41.1)
Total loan advanced to contractor	$ 27.3	$ 68.4